PIMCO Funds

Supplement Dated April 24, 2008 to the
Bond Funds Institutional and Administrative Class Prospectus, dated October 1, 2007
Bond Funds Class A, Class B and Class C Prospectus, dated October 1, 2007
Bond Funds Class D Prospectus, dated July 31, 2007
Bond Funds Institutional Class and Administrative Class Prospectus PIMCO Total Return Fund, PIMCO Total Return Fund II and PIMCO Total Return Fund III, dated July 31, 2007
PIMCO Fundamental Advantage Funds Institutional Class and Administrative Class Prospectus, dated February 27, 2008

Effective immediately, each Fund may invest in shares of the PIMCO Funds Private Account Portfolio Series: Money Market Portfolio to the extent permitted by the Investment Company Act of 1940, as amended and the rules thereunder. As a result, effective immediately, the following paragraph is added before the last paragraph under "Advisory Fees" in the "Management of the Funds" section of each Prospectus:

As more fully described under "Characteristics and Risks of Securities and Investment Techniques - Investments in Other Investment Companies," each Fund may invest in the PIMCO Funds Private Account Portfolio Series: Money Market Portfolio ("PAPS Money Market Portfolio"), a money market fund advised by PIMCO. In the event a Fund invests in the PAPS Money Market Portfolio, 0.01% of the investment advisory fee the Fund pays to PIMCO under its investment advisory contract is designated as compensation for PIMCO's services as investment adviser to the PAPS Money Market Portfolio.

Further, the first sentence of the first paragraph under "Investments In Other Investment Companies" in the "Characteristics and Risks of Securities and Investment Techniques" section of each Prospectus is deleted and replaced in its entirety with the following:

Except as described below, each Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets.

Further, the following paragraph is added after the first paragraph under "Investments In Other Investment Companies" in the "Characteristics and Risks of Securities and Investment Techniques" section of each Prospectus:

Each Fund may invest in the PAPS Money Market Portfolio to the extent permitted by the 1940 Act and rules thereunder. The PAPS Money Market Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Money Market Portfolio may incur expenses related to its investment activities, but does not pay investment advisory or administrative fees to PIMCO.

PIMCO Funds

Supplement Dated April 24, 2008 to the
Strategic Markets Funds Institutional and Administrative Class Prospectus, dated October 1, 2007
Real Return Strategy, Equity-Related & Asset Allocation Funds
Class A, Class B and Class C Prospectus, dated October 1, 2007
Real Return Strategy, Equity-Related & Asset Allocation Funds
Class D Prospectus, dated October 1, 2007
PIMCO Funds Class R Prospectus, dated October 1, 2007

Effective immediately, each Fund may invest in shares of the PIMCO Funds Private Account Portfolio Series: Money Market Portfolio to the extent permitted by the Investment Company Act of 1940, as amended and the rules thereunder. As a result, effective immediately, the following paragraph is added before the last paragraph under "Advisory Fees" in the "Management of the Funds" section of each Prospectus:

As more fully described under "Characteristics and Risks of Securities and Investment Techniques - Investment in Other Investment Companies," each Fund may invest in the PIMCO Funds Private Account Portfolio Series: Money Market Portfolio ("PAPS Money Market Portfolio"), a money market fund advised by PIMCO. In the event a Fund invests in the PAPS Money Market Portfolio, 0.01% of the investment advisory fee the Fund pays to PIMCO under its investment advisory contract is designated as compensation for PIMCO's services as investment adviser to the PAPS Money Market Portfolio.

Further, the third sentence of the first paragraph under "Investment In Other Investment Companies" in the "Characteristics and Risks of Securities and Investment Techniques" section of each Prospectus is deleted and replaced in its entirety with the following:

Except as described below, each Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets.

Further, the following paragraph is added after the first paragraph under "Investment In Other Investment Companies" in the "Characteristics and Risks of Securities and Investment Techniques" section of each Prospectus:

Each Fund may invest in the PAPS Money Market Portfolio to the extent permitted by the 1940 Act and rules thereunder. The PAPS Money Market Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Money Market Portfolio may incur expenses related to its investment activities, but does not pay investment advisory or administrative fees to PIMCO.

PIMCO Funds

Supplement Dated April 24, 2008 to the
RealRetirement™ Funds Class A Prospectus
RealRetirement™ Funds Class D Prospectus
RealRetirement™ Funds Institutional Class and Administrative Class Prospectus
each dated March 27, 2008

Effective immediately, each Fund may invest in shares of the PIMCO Funds Private Account Portfolio Series: Money Market Portfolio to the extent permitted by the Investment Company Act of 1940, as amended and the rules thereunder. As a result, effective immediately, the following paragraph is added before the last paragraph under "Advisory Fees" in the "Management of the Funds" section of each Prospectus:

As more fully described under "Characteristics and Risks of Securities and Investment Techniques - Investment in Other Investment Companies," each Fund may invest in the PIMCO Funds Private Account Portfolio Series: Money Market Portfolio ("PAPS Money Market Portfolio"), a money market fund advised by PIMCO. In the event a Fund invests in the PAPS Money Market Portfolio, 0.01% of the investment advisory fee the Fund pays to PIMCO under its investment advisory contract is designated as compensation for PIMCO's services as investment adviser to the PAPS Money Market Portfolio.

Further, the second sentence of the first paragraph under "Investment In Other Investment Companies" in the "Characteristics and Risks of Securities and Investment Techniques" section of each Prospectus is deleted and replaced in its entirety with the following:

Except as described below, each Underlying Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets.

Further, the following paragraph is added after the first paragraph under "Investment In Other Investment Companies" in the "Characteristics and Risks of Securities and Investment Techniques" section of each Prospectus:

Each Fund and each Underlying Fund may invest in the PAPS Money Market Portfolio to the extent permitted by the 1940 Act and rules thereunder. The PAPS Money Market Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Money Market Portfolio may incur expenses related to its investment activities, but does not pay investment advisory or administrative fees to PIMCO.

PIMCO Funds

Supplement Dated April 24, 2008 to the
PIMCO Total Return Fund Class A, Class B and Class C Prospectus
dated July 31, 2007

Effective immediately, the Fund may invest in shares of the PIMCO Funds Private Account Portfolio Series: Money Market Portfolio to the extent permitted by the Investment Company Act of 1940, as amended and the rules thereunder. As a result, effective immediately, the following paragraph is added before the last paragraph under "Advisory Fee" in the "Management of the Fund" section of the Prospectus:

As more fully described under "Characteristics and Risks of Securities and Investment Techniques - Investment in Other Investment Companies," the Fund may invest in the PIMCO Funds Private Account Portfolio Series: Money Market Portfolio ("PAPS Money Market Portfolio"), a money market fund advised by PIMCO. In the event the Fund invests in the PAPS Money Market Portfolio, 0.01% of the investment advisory fee the Fund pays to PIMCO under its investment advisory contract is designated as compensation for PIMCO's services as investment adviser to the PAPS Money Market Portfolio.

Further, the first sentence of the first paragraph under "Investment In Other Investment Companies" in the "Characteristics and Risks of Securities and Investment Techniques" section of the Prospectus is deleted and replaced in its entirety with the following:

Except as described below, the Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which may invest in foreign markets.

Further, the following paragraph is added after the first paragraph under "Investment In Other Investment Companies" in the "Characteristics and Risks of Securities and Investment Techniques" section of the Prospectus:

The Fund may invest in the PAPS Money Market Portfolio to the extent permitted by the 1940 Act and rules thereunder. The PAPS Money Market Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Money Market Portfolio may incur expenses related to its investment activities, but does not pay investment advisory or administrative fees to PIMCO.

PIMCO Funds

Supplement Dated April 24, 2008 to the
PIMCO Real Return Fund Class A, Class B and Class C Prospectus
dated July 31, 2007

Effective immediately, the Fund may invest in shares of the PIMCO Funds Private Account Portfolio Series: Money Market Portfolio to the extent permitted by the Investment Company Act of 1940, as amended and the rules thereunder. As a result, effective immediately, the following paragraph is added before the last paragraph under "Advisory Fee" in the "Management of the Fund" section of the Prospectus:

As more fully described under "Characteristics and Risks of Securities and Investment Techniques - Investment in Other Investment Companies," the Fund may invest in the PIMCO Funds Private Account Portfolio Series: Money Market Portfolio ("PAPS Money Market Portfolio"), a money market fund advised by PIMCO. In the event the Fund invests in the PAPS Money Market Portfolio, 0.01% of the investment advisory fee the Fund pays to PIMCO under its investment advisory contract is designated as compensation for PIMCO's services as investment adviser to the PAPS Money Market Portfolio.

Further, the following subsection titled "Investment In Other Investment Companies" is inserted immediately after the subsection titled "When Issued, Delayed Delivery and Forward Commitment Transactions" under "Characteristics and Risks of Securities and Investment Techniques" in the Prospectus:

Investment in Other Investment Companies

Except as described below, the Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

The Fund may invest in the PAPS Money Market Portfolio to the extent permitted by the 1940 Act and rules thereunder. The PAPS Money Market Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Money Market Portfolio may incur expenses related to its investment activities, but does not pay investment advisory or administrative fees to PIMCO.

Subject to the restrictions and limitations of the 1940 Act, the Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives and policies as the Fund. The Fund may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

PIMCO Funds

Supplement Dated April 24, 2008 to the
Municipal Bond Funds Class A, Class B and Class C Prospectus, dated October 1, 2007
Municipal Bond Funds Class D Prospectus, dated October 1, 2007

Effective immediately, each Fund may invest in shares of the PIMCO Funds Private Account Portfolio Series: Money Market Portfolio to the extent permitted by the Investment Company Act of 1940, as amended and the rules thereunder. As a result, effective immediately, the following paragraph is added before the last paragraph under "Advisory Fees" in the "Management of the Funds" section of each Prospectus:

As more fully described under "Characteristics and Risks of Securities and Investment Techniques - Investment in Other Investment Companies," each Fund may invest in the PIMCO Funds Private Account Portfolio Series: Money Market Portfolio ("PAPS Money Market Portfolio"), a money market fund advised by PIMCO. In the event a Fund invests in the PAPS Money Market Portfolio, 0.01% of the investment advisory fee the Fund pays to PIMCO under its investment advisory contract is designated as compensation for PIMCO's services as investment adviser to the PAPS Money Market Portfolio.

Further, the first sentence of the first paragraph under "Investment In Other Investment Companies" in the "Characteristics and Risks of Securities and Investment Techniques" section of each Prospectus is deleted and replaced in its entirety with the following:

Except as described below, each Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles.

Further, the following paragraph is added after the first paragraph under "Investment In Other Investment Companies" in the "Characteristics and Risks of Securities and Investment Techniques" section of each Prospectus:

Each Fund may invest in the PAPS Money Market Portfolio to the extent permitted by the 1940 Act and rules thereunder. The PAPS Money Market Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Money Market Portfolio may incur expenses related to its investment activities, but does not pay investment advisory or administrative fees to PIMCO.